7. OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Operating Expenses
Schedule of operating expenses
Years ended December 31,	2018	2017	2016
Compensation and employee benefits(a)	$98,350	$85,135	$71,841
Other operating expenses(b)	45,596	42,895	39,359
Cost of sales(c)	41,881	59,657	63,723
Operating expenses	$185,827	$187,687	$174,923

(a)	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2018 included $1.3 million of expenses associated with a special payment to stock option holders, including associated benefit expenses (December 31, 2017 - $14.2 million, December 31, 2016 - $nil).
(b)	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs.
(c)	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.